ORGANIZATION AND NATURE OF BUSINESS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
ORGANIZATION AND NATURE OF BUSINESS
NOTE 1 - ORGANIZATION AND NATURE OF BUSINESS

Renavotio, Inc. (the “Company”) was incorporated under the laws of State of Nevada on January 30, 2013, as Altimo Group Corp. On August 22, 2014, the Company changed its name to Success Entertainment Group International, Inc. On July 29, 2020, the Company changed its name to Renavotio, Inc.

On April 3, 2020, the Company entered into an acquisition agreement to acquire Renavotio Infratech, Inc. (“Infratech”), a Delaware corporation, pursuant to which a new business plan was adopted consisting of Infratech, an underground infrastructure installation including fiber optic, 5G, and Medical Infrastructure, including Personal protection equipment sales and production. Prior to the acquisition, Infratech had no operations, assets or liabilities.

On April 3, 2020, Steve Chen resigned as the Company’s Chairman, Chris (Chi Jui) Hong resigned as the Company’s Chief Executive Officer/Director, and Brian Kistler resigned as President. Also, on April 3, 2020, William Robinson was appointed as the Company’s Chairman, Chief Executive Officer, and President. Following this appointment, the Company’s Board of Directors consisted of William Robinson, Steve Andrew Chen, and Brian Kistler.

On July 15, 2020, the Company completed the purchase of Utility Management Corp. (“UMC”) and its two wholly owned subsidiaries, Utility Management & Construction, LLC (“UMCCO”) and Cross-Bo Construction, LLC (“Cross-Bo). UMCCO, an Oklahoma Limited Liability Company formed on November 29, 2006, provides consulting, operational management and maintenance services to small towns or county CO-OPS that operate their own water and sewer systems. Cross-Bo, an Oklahoma Limited Liability Company formed on December 22, 2004, provides services on infrastructure projects, specializing in utility system installation. The Company issued 18,571,428 shares of common stock valued at $1,300,000 and assumed the assets and liabilities of UMC, as detailed in Note 10.

On August 29, 2020 the Company sold its 3 overseas non-core operating subsidiaries, Taiwan Limited, Success Events (Hong Kong) Limited and Double Growth, pursuant to an agreement with Success Holding Group Corp. (“SHGR”). SHGR agreed to assume all of the labilities associated with the overseas operations and to complete its original acquisition of RII, the Company agreed to issue to SHGR 6,000,000 common stock restricted shares of the Company’s stock.

On July 29, 2020, the Company filed an application with FINRA for a name change to Renavotio, Inc. (“RI”) and a new trading symbol, RIII, which was approved by FINRA October 11, 2020, to better illustrate its current business operations.

On October 21, 2020 the Company entered an agreement to purchase Tritanium Labs USA, Inc., an Oklahoma company and its subsidiaries, Tritanium Labs, LLC, an Illinois Limited Liability Company, TruCleanz Distribution, Inc., an Oklahoma Corporation, and Pro N95 USA, LLC, a New Jersey Limited Liability Company. The purchase price of $6,000,000 is to be paid as follows: (i) an initial payment of $250,000) and (ii) such number of shares of the Parent’s common stock, par value $.0001per share (“Parent Stock”), as shall be equal to (x)$5,750,000 divided by (y) (1) [$.12] (the “Share Consideration”). 75% of the number of shares constituting the Share Consideration is required to be delivered to the Seller as part of the Closing Consideration and 25% of such shares designated as Holdback Shares will be held back by Buyer to secure Seller’s indemnity obligations and will be released to Seller upon the expiration of 1 year from the Closing Date. The agreement has not closed as of the date these financial statements were issued.

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries:

·	Double Grown Investment, Ltd. – From November 19, 2015 until August 29, 2020
·	Success Events (Hong Kong) Limited – From December 14, 2017 until August 29, 2020
·	SEGN Taiwan Limited – From February 27, 2019 until August 29, 2020
·	Renavotio Infratech, Inc. – From April 3, 2020
·	Utility Management Corp. – From July 16, 2020

o	Utility Management and Constriction, LLC – From July 16, 2020
o	Cross-Bo Construction, LLC – From July 16, 2020

Renavotio, Inc. (the “Company”) was incorporated under the laws of State of Nevada on January 30, 2013, as Altimo Group Corp. On August 22, 2014, the Company changed its name to Success Entertainment Group International, Inc. On July 29, 2020, the Company changed its name to Renavotio, Inc.

On April 3, 2020, the Company entered into an acquisition agreement to acquire Renavotio Infratech, Inc. (“Infratech”), a Delaware corporation, pursuant to which a new business plan was adopted consisting of Infratech, an underground infrastructure installation including fiber optic, 5G, and Medical Infrastructure, including Personal protection equipment sales and production. Prior to the acquisition, Infratech had no operations, assets or liabilities.

On April 3, 2020, Steve Chen resigned as the Company’s Chairman, Chris (Chi Jui) Hong resigned as the Company’s Chief Executive Officer/Director, and Brian Kistler resigned as President. Also, on April 3, 2020, William Robinson was appointed as the Company’s Chairman, Chief Executive Officer, and President. Following this appointment, the Company’s Board of Directors consisted of William Robinson, Steve Andrew Chen, and Brian Kistler.

On July 15, 2020, the Company completed the purchase of Utility Manegement Corp. (“UMC”) and its two wholly owned subsidiaries, Utility Management & Construction, LLC (“UMCCO”) and Cross-Bo Construction, LLC (“Cross-Bo). UMCCO, an Oklahoma Limited Liability Company formed on November 29, 2006, provides consulting, operational management and maintenance services to small towns or county CO-OPS that operate their own water and sewer systems. Cross-Bo, an Oklahoma Limited Liability Company formed on December 22, 2004, provides services on infrastructure projects, specializing in utility system installation. The Company issued 18,571,428 shares of common stock valued at $1,300,000 and assumed the assets and liabilities of UMC, as detailed in Note 10.

On August 29, 2020 the Company sold its 3 overseas non-core operating subsidiaries, Taiwan Limited, Success Events (Hong Kong) Limited and Double Growth, pursuant to an agreement with Success Holding Group Corp. (“SHGR”). SHGR agreed to assume all of the labilities associated with the overseas operations and to complete its original acquisition of RII, the Company agreed to issue to SHGR 6,000,000 common stock restricted shares of the Company’s stock.

On July 29, 2020, the Company filed an application with FINRA for a name change to Renavotio, Inc. (“RI”) and a new trading symbol, RIII, which was approved by FINRA October 11, 2020, to better illustrate its current business operations.

On October 21, 2020 the Company entered an agreement to purchase Tritanium Labs USA, Inc., an Oklahoma company and its subsidiaries, Tritanium Labs, LLC, an Illinois Limited Liability Company, TruCleanz Distribution, Inc., an Oklahoma Corporation, and Pro N95 USA, LLC, a New Jersey Limited Liability Company. The purchase price of $6,000,000 is to be paid as follows: (i) an initial payment of $250,000) and (ii) such number of shares of the Parent’s common stock, par value $.0001per share (“Parent Stock”), as shall be equal to (x)$5,750,000 divided by (y) (1) [$.12] (the “Share Consideration”). 75% of the number of shares constituting the Share Consideration is required to be delivered to the Seller as part of the Closing Consideration and 25% of such shares designated as Holdback Shares will be held back by Buyer to secure Seller’s indemnity obligations and will be released to Seller upon the expiration of 1 year from the Closing Date. The agreement has not closed as of the date these financial statements were issued.

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries:

•	Double Grown Investment, Ltd. – From November 19, 2015 until August 29, 2020
•	Success Events (Hong Kong) Limited – From December 14, 2017 until August 29, 2020
•	SEGN Taiwan Limited – From February 27, 2019 until August 29, 2020
•	Renavotio Infratech, Inc. – From April 3, 2020
•	Utility Management Corp. – From July 16, 2020

o	Utility Management and Constriction, LLC – From July 16, 2020
o	Cross-Bo Construction, LLC – From July 16, 2020